Loans and Allowance for Credit Losses - Loans Modified by Modification Type (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Financing Receivable, Modified [Line Items]
Modifications	$ 3,726
Percent of Class Total	1.00%
Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	$ 1,887
Percent of Class Total	0.50%
Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	$ 1,839
Percent of Class Total	1.60%
Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 402
Interest Rate Reduction | Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	402
Interest Rate Reduction | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	0
Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	1,519
Payment Delay | Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	256
Payment Delay | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	1,263
Term Extension
Financing Receivable, Modified [Line Items]
Modifications	1,356
Term Extension | Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	1,101
Term Extension | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	255
Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	449
Multiple Modifications | Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	128
Multiple Modifications | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Modifications	321
Payment Delay and Term Extension
Financing Receivable, Modified [Line Items]
Modifications	329
Interest Rate Reduction and Term Extension
Financing Receivable, Modified [Line Items]
Modifications	112
Interest Rate Reduction, Payment Delay and Term Extension
Financing Receivable, Modified [Line Items]
Modifications	8
Commercial | Commercial
Financing Receivable, Modified [Line Items]
Modifications	$ 365
Percent of Class Total	0.30%
Commercial | Commercial | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 46
Commercial | Commercial | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	0
Commercial | Commercial | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	286
Commercial | Commercial | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	33
Commercial | Commercial real estate
Financing Receivable, Modified [Line Items]
Modifications	$ 717
Percent of Class Total	1.30%
Commercial | Commercial real estate | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 0
Commercial | Commercial real estate | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	0
Commercial | Commercial real estate | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	645
Commercial | Commercial real estate | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	72
Consumer | Residential mortgages
Financing Receivable, Modified [Line Items]
Modifications	$ 280
Percent of Class Total	0.20%
Consumer | Residential mortgages | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 0
Consumer | Residential mortgages | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	234
Consumer | Residential mortgages | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	26
Consumer | Residential mortgages | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	20
Consumer | Credit card
Financing Receivable, Modified [Line Items]
Modifications	$ 350
Percent of Class Total	1.20%
Consumer | Credit card | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 349
Consumer | Credit card | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	1
Consumer | Credit card | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	0
Consumer | Credit card | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	0
Consumer | Other retail
Financing Receivable, Modified [Line Items]
Modifications	$ 175
Percent of Class Total	0.40%
Consumer | Other retail | Interest Rate Reduction
Financing Receivable, Modified [Line Items]
Modifications	$ 7
Consumer | Other retail | Payment Delay
Financing Receivable, Modified [Line Items]
Modifications	21
Consumer | Other retail | Term Extension
Financing Receivable, Modified [Line Items]
Modifications	144
Consumer | Other retail | Multiple Modifications
Financing Receivable, Modified [Line Items]
Modifications	$ 3